Income Taxes - Summary of Net Deferred Tax Asset Not Recognized (Detail) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Share and debt issuance costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset not recognized	$ 2,834	$ 1,085
Losses carried forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset not recognized	7,814	3,833
Other investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset not recognized		6
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset not recognized	$ 684
Equity accounted investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset not recognized		$ 89